Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Strategic Income Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic Income Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Columbia Strategic Income Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Strategic Income Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Strategic Income Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Strategic Income Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Strategic Income Fund - Class A | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Income Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic Income Fund - Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic Income Fund - Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Columbia Strategic Income Fund - Class A | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic Income Fund - Class A | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Strategic Income Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Strategic Income Fund - Class A | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Strategic Income Fund - Class A | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Strategic Income Fund - Class A | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Strategic Income Fund - Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Strategic Income Fund - Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic Income Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Columbia Strategic Income Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Strategic Income Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Strategic Income Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Strategic Income Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Strategic Income Fund - Class C | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Income Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic Income Fund - Class C | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic Income Fund - Class C | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Columbia Strategic Income Fund - Class C | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic Income Fund - Class C | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Class C | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Strategic Income Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Strategic Income Fund - Class C | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Strategic Income Fund - Class C | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Strategic Income Fund - Class C | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Strategic Income Fund - Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Strategic Income Fund - Class C | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic Income Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Columbia Strategic Income Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Strategic Income Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Strategic Income Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Strategic Income Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Strategic Income Fund - Institutional Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Income Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic Income Fund - Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic Income Fund - Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Columbia Strategic Income Fund - Institutional Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic Income Fund - Institutional Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Strategic Income Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Strategic Income Fund - Institutional Class | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Strategic Income Fund - Institutional Class | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Strategic Income Fund - Institutional Class | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Strategic Income Fund - Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Strategic Income Fund - Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic Income Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Columbia Strategic Income Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Strategic Income Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Strategic Income Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Strategic Income Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Strategic Income Fund - Institutional 2 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Income Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic Income Fund - Institutional 2 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic Income Fund - Institutional 2 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Columbia Strategic Income Fund - Institutional 2 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic Income Fund - Institutional 2 Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Institutional 2 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Strategic Income Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Strategic Income Fund - Institutional 2 Class | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Strategic Income Fund - Institutional 2 Class | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Strategic Income Fund - Institutional 2 Class | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Strategic Income Fund - Institutional 2 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Strategic Income Fund - Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic Income Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Columbia Strategic Income Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Strategic Income Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Strategic Income Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Strategic Income Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Strategic Income Fund - Institutional 3 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Income Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic Income Fund - Institutional 3 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic Income Fund - Institutional 3 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Columbia Strategic Income Fund - Institutional 3 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic Income Fund - Institutional 3 Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Institutional 3 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Strategic Income Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Strategic Income Fund - Institutional 3 Class | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Strategic Income Fund - Institutional 3 Class | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Strategic Income Fund - Institutional 3 Class | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Strategic Income Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Strategic Income Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Class R | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic Income Fund - Class R | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Columbia Strategic Income Fund - Class R | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Class R | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Strategic Income Fund - Class R | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Strategic Income Fund - Class R | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Strategic Income Fund - Class R | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Strategic Income Fund - Class R | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Income Fund - Class R | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic Income Fund - Class R | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic Income Fund - Class R | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Columbia Strategic Income Fund - Class R | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic Income Fund - Class R | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Class R | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Strategic Income Fund - Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Strategic Income Fund - Class R | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Strategic Income Fund - Class R | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Strategic Income Fund - Class R | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Strategic Income Fund - Class R | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Strategic Income Fund - Class R | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Income Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic Income Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Columbia Strategic Income Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Strategic Income Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Strategic Income Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Strategic Income Fund - Class S | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Strategic Income Fund - Class S | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Income Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Strategic Income Fund - Class S | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic Income Fund - Class S | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Columbia Strategic Income Fund - Class S | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic Income Fund - Class S | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Class S | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Strategic Income Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Strategic Income Fund - Class S | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Strategic Income Fund - Class S | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Strategic Income Fund - Class S | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Strategic Income Fund - Class S | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Strategic Income Fund - Class S | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%